Investments in Associates - Schedule of Financial Information of Seaport (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Current assets	$ 305,018	$ 386,256
Non-current assets	229,692	216,379
Current liabilities	(46,309)	(41,388)
Non-current liabilities	(182,726)	(153,314)
Equity method loss recorded against LTI	19,138	5,307
Carrying amount of Investment in associates	0	2,397	$ 3,185
Total comprehensive income/(loss) for the year	(110,084)	27,782	$ (66,535)
Seaport
Disclosure of associates [Line Items]
Current assets	222,944	310,151
Non-current assets	25,688	5,632
Current liabilities	(12,633)	(11,149)
Non-current liabilities	(564,576)	(460,996)
Equity awards issued to third parties	(12,425)	(2,042)
Other	(301)	0
Net assets/(liabilities)	(341,302)	(158,405)
Opening net assets/(liabilities)	(158,405)	(156,414)
Profit/(loss) for the period	(182,897)	(1,991)
Closing net assets/(liabilities)	$ (341,302)	$ (158,405)
Group's share in %	12.40%	13.10%
Group's share of net assets (net deficit)	$ (42,300)	$ (20,764)
Unrecognized goodwill and intangibles	23,162	23,162
Equity method loss recorded against LTI	(19,138)	0
Carrying amount of Investment in associates	0	2,397
Profit/(loss) from continuing operations (100%)	(182,897)	(1,991)
Total comprehensive income/(loss) for the year	(182,897)	(1,991)
Group's share in gain (net losses)	$ (23,234)	$ (262)